Stock Based Compensation (Tables)	12 Months Ended
Dec. 31, 2014
Stock Based Compensation [Abstract]
Summary of Option Activity
A summary of option activity under the stock option plans during the years ended December 31, 2014 and 2013 is presented below:

	Options Outstanding	Weighted Average Exercise Price
Balance at December 31, 2012	41,190	$12.06

Exercised	-	-
Authorized	-	-
Forfeited	-	-
Granted	-	-
Expired	-	-
Balance at December 31, 2013	41,190	12.06

Exercised	(19,003)	12.06
Authorized	-	-
Forfeited	-	-
Granted	-	-
Expired	-	-
Balance at December 31, 2014	22,187	$12.06

Summary of Exercise Prices, Number of Options Outstanding and Number of Options Exercisable
The following table sets forth the exercise prices, the number of options outstanding and the number of options exercisable at December 31, 2014:

Exercise Price	Number of Options Outstanding	Weighted Average Exercise Price	Weighted Average Contractual Life Remaining (Years)	Number of Options Exercisable	Weighted Average Exercise Price
$12.06	22,187	$12.06	2.4	22,187	$12.06
Total/Average	22,187	12.06	2.4	22,187	12.06